Cash and stock-based compensation plans (Details 7) (Nineteen Nighty Five and Nineteen Nighty Nine Stock Option Plan [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Nineteen Nighty Five and Nineteen Nighty Nine Stock Option Plan [Member]
Options Outstanding	8,120	11,735
Forfeited Options	0	0
Expired Options	(8,120)	(3,615)
Options Outstanding	0	8,120
Outstanding weighted average exercise price	$ 32.88	$ 29.89
Forfeited Weighted average exercise price	$ 0	$ 0
Expired Weighted average exercise price	$ 32.88	$ 23.16
Outstanding weighted average exercise price	$ 0	$ 32.88
Outstanding Weighted Average remaining contractual term	0 years
Outstanding Aggregate intrinsic value	$ 0